Goodwill - Key assumptions (Detail)		Dec. 31, 2021		Dec. 31, 2020
Goodwill [Line Items]
Discount rate applied to cash flow projections		6.50%
Ambulatory Monitoring & Diagnostics [Member]
Goodwill [Line Items]
Initial forecast period		24.50%
Growth rate used to extrapolate cash flow projections		11.90%
Used to calculate terminal value		2.50%
Ambulatory Monitoring & Diagnostics [Member] | Goodwill [member]
Goodwill [Line Items]
Discount rate applied to cash flow projections		7.30%
Hospital Patient Monitoring [Member]
Goodwill [Line Items]
Initial forecast period		5.40%	[1]	(0.30%)	[2]
Growth rate used to extrapolate cash flow projections		3.40%	[1]	3.30%	[2]
Used to calculate terminal value		2.50%	[1]	2.50%	[2]
Discount rate applied to cash flow projections	[1]	7.80%
Hospital Patient Monitoring [Member] | Goodwill [member]
Goodwill [Line Items]
Discount rate applied to cash flow projections	[2]			9.40%
Image-Guided Therapy [Member]
Goodwill [Line Items]
Initial forecast period		10.20%		8.60%
Growth rate used to extrapolate cash flow projections		5.40%		4.90%
Used to calculate terminal value		2.50%		2.50%
Discount rate applied to cash flow projections		8.90%
Image-Guided Therapy [Member] | Goodwill [member]
Goodwill [Line Items]
Discount rate applied to cash flow projections				9.00%
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Initial forecast period		9.20%		(1.20%)
Growth rate used to extrapolate cash flow projections		5.00%		4.40%
Used to calculate terminal value		2.50%		2.50%
Discount rate applied to cash flow projections		9.20%		9.70%

[1]	Previously named Monitoring & Analytics.
[2]	Previously named Monitoring & Analytics.